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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22005

Evergreen Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Global Dividend Opportunity Fund, for the quarter ended January 31, 2009. This series has October 31 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 46.6%
ENERGY 2.4%
Energy Equipment & Services 2.4%
Diamond Offshore Drilling, Inc.	United States	190,000	$11,924,400

Oil, Gas & Consumable Fuels 0.0%
Kodiak Oil & Gas Corp. *	Canada	17,100	5,814

FINANCIALS 1.3%
Commercial Banks 1.3%
National City Corp.	United States	100,000	1,588,250
Westpac Banking Corp.	Australia	500,000	4,912,321

			6,500,571

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Neutral Tandem, Inc. *	United States	43,000	681,120

TELECOMMUNICATION SERVICES 14.4%
Diversified Telecommunication Services 11.5%
BCE, Inc.	Canada	30,000	613,800
Chunghwa Telecom Co., Ltd., ADR	Taiwan	604,806	9,096,282
D&E Communications, Inc.	United States	140,910	984,961
Deutsche Telekom AG	Germany	750,000	9,065,811
Shenandoah Telecommunications Co. +	United States	376,094	9,169,172
Telstra Corp., Ltd.	Australia	6,000,000	14,364,122
TELUS Corp.	Canada	532,100	14,979,385

			58,273,533

Wireless Telecommunication Services 2.9%
Vodafone Group plc	United Kingdom	8,000,000	14,854,323

UTILITIES 28.4%
Electric Utilities 13.7%
E.ON AG	Germany	100,000	3,217,577
El Paso Electric Co.	United States	95,000	1,571,300
Fortum Oyj	Finland	200,000	3,904,903
Maine & Maritimes Corp.	United States	18,500	733,525
Pepco Holdings, Inc.	United States	70,000	1,246,700
Portland General Electric Co.	United States	90,000	1,750,500
Progress Energy, Inc.	United States	425,000	16,456,000
Red Electrica de Espana SA	Spain	200,000	8,230,949
Scottish & Southern Energy plc	United Kingdom	400,000	6,886,120
TERNA SpA	Italy	2,000,000	6,076,653
Westar Energy, Inc.	United States	970,000	19,477,600

			69,551,827

Gas Utilities 1.0%
Enagas SA	Spain	300,000	5,213,306

Multi-Utilities 12.9%
Avista Corp.	United States	80,000	1,523,200
GDF Suez SA	France	700,000	26,867,315
National Grid plc	United Kingdom	2,000,000	18,678,211
Suez Environnement SA *	France	225,000	3,595,958
United Utilities Group plc	United Kingdom	1,849,999	14,427,608

			65,092,292

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 0.8%
American Water Works Co., Inc.	United States	150,000	$3,177,000
Pennichuck Corp. +	United States	59,200	1,035,408

			4,212,408

Total Common Stocks (cost $349,175,229)			236,309,594

PREFERRED STOCKS 40.1%
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Apache Corp., Ser. B, 5.68%	United States	49,300	3,987,138

FINANCIALS 8.2%
Capital Markets 0.6%
Credit Suisse Group AG, Var. Rate Pfd.	United Kingdom	150,000	2,806,875

Commercial Banks 5.2%
Barclays plc, 8.125%	United Kingdom	100,000	1,400,000
KeyCorp, Ser. A, 7.75%	United States	150,000	9,867,000
National Bank of Greece SA, 9.00%	United States	50,000	944,000
National City Capital Trust IV, 8.00%	United States	9,800	188,405
SunTrust Capital IX, 7.875%	United States	434,200	9,357,010
Wells Fargo Capital XII, 7.875% •	United States	200,000	4,576,000

			26,332,415

Consumer Finance 0.6%
Deutsche Bank Contingent Capital Trust II, 6.55%	United States	110,000	1,475,100
Deutsche Bank Contingent Capital Trust V, 8.05%	United States	40,000	665,400
Fifth Third Capital Trust VII, Var. Rate Pfd.	United States	75,000	1,052,625

			3,193,125

Diversified Financial Services 1.4%
Bank of America Corp., Ser. MER, 8.625%	United States	174,500	2,377,562
ING Groep NV, 8.50%	Netherlands	75,000	1,106,250
JPMorgan Chase & Co., 8.625%	United States	150,000	3,522,000

			7,005,812

Insurance 0.4%
Allianz SE, Var. Rate Pfd.	Germany	50,000	984,000
Prudential Financial, Inc., 9.00%	United States	60,000	1,282,800

			2,266,800

MATERIALS 0.3%
Chemicals 0.3%
E.I. DuPont de Nemours & Co., 4.50%	United States	22,700	1,599,192

UTILITIES 30.8%
Electric Utilities 27.7%
Alabama Power Co., 5.20%	United States	90,800	1,767,195
Alabama Power Co., 5.625%	United States	80,000	1,505,000
Baltimore Gas & Electric Co., 7.125%	United States	50,000	5,092,190
Carolina Power & Light Co., 5.00%	United States	11,217	696,506
Connecticut Light & Power Co., Ser. 1947, 2.00%	United States	18,230	546,331
Connecticut Light & Power Co., Ser. 1949, 2.04%	United States	9,600	293,400
Connecticut Light & Power Co., Ser. 1949, 2.20%	United States	36,625	1,206,336
Connecticut Light & Power Co., Ser. 1963, 4.50%	United States	66,124	1,752,001

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Connecticut Light & Power Co., Ser. 1967, 5.28%	United States	59,300	$2,286,756
Consolidated Edison, Inc., Ser. A, 5.00%	United States	89,270	7,926,283
Consolidated Edison, Inc., Ser. D, 4.65%	United States	62,505	5,068,768
Dayton Power & Light Co., Ser. A, 3.75%	United States	9,416	577,907
Dayton Power & Light Co., Ser. B, 3.75%	United States	5,120	314,240
Dayton Power & Light Co., Ser. C, 3.90%	United States	17,500	1,116,719
Duquesne Light Co., 6.50%	United States	130,000	5,598,125
Energy East Corp., 3.75%	United States	1,900	116,375
Entergy Arkansas, Inc., 4.32%	United States	7,565	475,886
Entergy Arkansas, Inc., 4.56%	United States	2,267	129,409
Entergy Arkansas, Inc., 4.72%	United States	500	34,359
Entergy Arkansas, Inc., 6.08%	United States	644	58,745
Entergy Arkansas, Inc., 6.45%	United States	800,000	17,325,040
Entergy Arkansas, Inc., Ser. 1965, 4.56%	United States	3,578	237,602
Entergy Louisiana Holdings, 6.95%	United States	177,000	14,657,812
Entergy Mississippi, Inc., 4.36%	United States	3,248	204,320
Entergy Mississippi, Inc., 4.56%	United States	500	32,891
Entergy Mississippi, Inc., 4.92%	United States	10,679	714,897
Entergy New Orleans, Inc., 4.36%	United States	153	9,716
Entergy New Orleans, Inc., 4.75%	United States	5,879	409,593
Entergy New Orleans, Inc., 5.56%	United States	7,522	608,577
Exelon Corp., 3.80%	United States	18,225	1,333,159
Exelon Corp., 4.68%	United States	18,240	1,459,291
Florida Power Corp., 4.60%	United States	14,900	1,076,525
Georgia Power Co., Ser. 07-A, 6.50%	United States	30,900	2,594,364
Gulf Power Corp., Ser. 1, 6.00%	United States	20,000	1,703,706
Hawaiian Electric Industries, Inc., Ser. J, 4.75%	United States	55,000	747,659
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	United States	27,000	358,595
Indianapolis Power & Light Co., 4.20%	United States	20,000	2,023,750
Interstate Power & Light Co., Ser. C, 7.10%	United States	383,100	9,601,444
MidAmerican Energy Co., 4.35%	United States	13,017	840,817
Pacific Gas & Electric Co., 4.80%	United States	185,600	3,776,960
Pacific Gas & Electric Co., Ser. D, 5.00%	United States	126,000	2,756,250
Pacific Gas & Electric Co., Ser. H, 4.50%	United States	33,800	654,030
Pacific Gas & Electric Co., Ser. I, 4.36%	United States	39,900	793,811
PECO Energy Co., Ser. C, 4.40%	United States	29,940	2,363,763
PPL Electric Utilities Corp., 6.25%	United States	400,000	8,500,000
San Diego Gas & Electric Co., 4.60%	United States	29,320	513,833
South Carolina Electric & Gas Co., 5.00%	United States	2,000	85,450
South Carolina Electric & Gas Co., 6.52%	United States	140,500	11,011,687
Southern California Edison Co., 4.78%	United States	30,000	622,500
Southern California Edison Co., Ser. B, 4.08%	United States	48,100	917,508
Southern California Edison Co., Ser. D, 4.32%	United States	85,000	1,644,750
Union Electric Co., 4.50%	United States	14,600	1,003,750
Union Electric Co., 4.56%	United States	11,190	727,350
Union Electric Co., 5.50%	United States	973	85,837
Union Electric Co., 7.64%	United States	21,350	2,114,318
Union Electric Co., Ser. 1969, 4.00%	United States	7,600	425,600
Virginia Electric & Power Co., 6.98%	United States	12,000	1,207,126

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Wisconsin Public Service Corp., 5.08%	United States	8,190	$598,382
Xcel Energy, Inc., 3.60%	United States	6,000	377,130
Xcel Energy, Inc., 4.10%	United States	52,320	3,798,108
Xcel Energy, Inc., 4.16%	United States	35,180	2,568,140
Xcel Energy, Inc., 4.56%	United States	19,880	1,617,735

			140,666,307

Gas Utilities 1.9%
Pacific Enterprises, 4.40%	United States	19,840	1,468,160
Public Service Electric & Gas Co., 4.08%	United States	8,970	646,827
Public Service Electric & Gas Co., 4.18%	United States	1,260	92,169
Public Service Electric & Gas Co., 5.28%	United States	5,625	525,515
Southern Union Co., 7.55%	United States	280,550	6,063,387
Washington Gas Light Co., 5.00%	United States	13,570	978,547

			9,774,605

Independent Power Producers & Energy Traders 1.0%
Constellation Energy Group, Inc., Ser. A, 8.625%	United States	238,214	5,109,690

Water Utilities 0.2%
Hackensack Water Co., 4.99%	United States	10,469	769,472

Total Preferred Stocks (cost $213,741,615)			203,511,431

CONVERTIBLE PREFERRED STOCKS 0.6%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
El Paso Corp., 4.99%, 12/31/2049 144A (cost $2,720,560)	United States	4,000	2,846,000

Total Investments (cost $565,637,404) 87.3%			442,667,025

SECURITIES SOLD SHORT (0.4%)
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
Alaska Communications Systems Group, Inc.	United States	(20,000)	(167,000)

UTILITIES (0.4%)
Electric Utilities (0.1%)
Allegheny Energy, Inc.	United States	(15,800)	(525,192)

Independent Power Producers & Energy Traders (0.2%)
Drax Group plc	United Kingdom	(150,000)	(1,202,993)

Water Utilities (0.1%)
Pennon Group plc	United Kingdom	(50,000)	(325,973)

Total Securities Sold Short (proceeds $3,489,931)			(2,221,158)

Other Assets and Liabilities 13.2%			66,851,780

Net Assets 100.0%			$507,297,647

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
°

Investment in non-controlled affiliate. At January 31, 2009, the Fund invested in securities issued by Wells Fargo Co. with a cost basis of $5,000,000 and earned $98,438 of income for the period from November 1, 2008 through January 31, 2009.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

United States	61.1%
United Kingdom	13.4%
France	6.9%
Australia	4.4%
Canada	3.5%
Spain	3.0%
Germany	3.0%
Taiwan	2.1%
Italy	1.4%
Finland	0.9%
Netherlands	0.3%

100.0%

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $567,136,586. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,714,460 and $132,184,021, respectively, with a net unrealized depreciation of $124,469,561.

Open call options written as of January 31, 2009 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price	Market Value	Premium Received

2/20/2009	CAC 40 Index	489	3,313 EUR	$76,838	$363,937
2/20/2009	DAX Index	677	4,785 EUR	106,938	361,872
2/20/2009	IBEX Index	1,708	9,510 EUR	23,629	249,254
2/20/2009	NDX Index	169	1,285 USD	100,555	297,609
2/20/2009	OMX Index	2,566	680 SKR	106,960	355,907
2/20/2009	RTY Index	434	502 USD	93,835	420,611
2/20/2009	S&P MIB Index	320	20,288 EUR	36,083	338,690
2/20/2009	SPX Index	238	918 USD	32,368	271,320
2/20/2009	SX5E Index	647	2507 EUR	64,564	358,445
2/20/2009	UKX Index	318	4,540 GBP	92,106	296,562

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics..

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of   investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Investments in Securities Sold Short	Other Financial Instruments*

Level 1 – Quoted Prices	$141,622,381	$(692,192)	$0
Level 2 – Other Significant Observable Inputs	301,044,644	(1,528,966)	(733,876)
Level 3 – Significant Unobservable Inputs	0	0	0

Total	$442,667,025	$(2,221,158)	$(733,876)

*	Other financial instruments include written option contracts.

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Executive Officer

Date: April 1, 2009